Schedule of other income (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Other Income
Liability no longer required to be paid		₨ 119,708	₨ 87,925	₨ 38,973
Government grant			7,883	86,810
Gain on termination/rent concession of leases		35,847	33,238	27,241
Gain on sale of property, plant and equipment (net)		1,931	2,480	4,842
Miscellaneous income		1,162	519	1,765
Total	$ 2,091	₨ 158,648	₨ 132,045	₨ 159,631